EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Employee Benefit Plans Policy

NOTE 8. EMPLOYEE BENEFIT PLANS

We are required by applicable U.S. GAAP to:

  recognize an asset for a plan's overfunded status or a liability for a plan's underfunded status in the statement of financial position;
  measure a plan's assets and its obligations that determine its funded status as of the end of the fiscal year (with limited exceptions); and

  recognize changes in the funded status of pension and other postretirement benefit plans in the year in which the changes occur. Generally, those changes are reported in other comprehensive income and as a separate component of shareholders' equity.

The detailed information presented below covers the employee benefit plans of Sempra Energy and its principal subsidiaries.

Sempra Energy has funded and unfunded noncontributory defined benefit plans, including separate plans for SDG&E and SoCalGas, which collectively cover substantially all domestic and certain foreign employees, and members of the Sempra Energy board of directors who were participants in a predecessor plan on or before June 1, 1998. The plans generally provide defined benefits based on years of service and either final average or career salary.

Chilquinta Energía, which was acquired by Sempra Energy in 2011, has an unfunded contributory defined benefit plan covering all employees hired before October 1, 1981 and an unfunded noncontributory termination indemnity obligation covering all employees. The plans generally provide defined benefits to retirees based on date of hire, years of service and final average salary.

Sempra Energy also has other postretirement benefit plans (PBOP), including separate plans for SDG&E and SoCalGas, which collectively cover all domestic (except Willmut Gas) and certain foreign employees. The life insurance plans are both contributory and noncontributory, and the health care plans are contributory. Participants' contributions are adjusted annually. Other postretirement benefits include medical benefits for retirees' spouses.

Chilquinta Energía also has two noncontributory postretirement benefit plans which cover substantially all employees – a health care plan and an energy subsidy plan that provides for reduced energy rates. The health care plan includes benefits for retirees' spouses and dependents.

Pension and other postretirement benefits costs and obligations are dependent on assumptions used in calculating such amounts. These assumptions include discount rates
  expected return on plan assets
  health care cost trend rates
  mortality rates
  rate of compensation increases
  termination and retirement rates
  utilization of postretirement welfare benefits
  payout elections (lump sum or annuity)
  lump sum interest rates

We review these assumptions on an annual basis prior to the beginning of each year and update them as appropriate. We consider current market conditions, including interest rates, in making these assumptions. We use a December 31 measurement date for all of our plans.

In support of its Supplemental Executive Retirement, Cash Balance Restoration and Deferred Compensation Plans, Sempra Energy maintains dedicated assets, including investments in life insurance contracts, which totaled $510 million and $478 million at December 31, 2012 and 2011, respectively.

Pension and Other Postretirement Benefit Plans

Benefit Plan Amendments Affecting 2012

Effective January 1, 2012, the pension plan death benefit for represented employees at SoCalGas was enhanced to the full value of the benefit that the participant would have received had the employee terminated employment and taken a distribution of their benefit. Effective October 1, 2012, the death benefit for represented employees at SDG&E was similarly enhanced. This increased the benefit obligation by approximately $8 million for Sempra Energy Consolidated, $1 million for SDG&E and $7 million for SoCalGas.

Effective January 1, 2012, SoCalGas' represented employees with less than 15 years of service now receive a defined dollar benefit to cover postretirement medical benefits. This amendment was the result of the ratification on March 1, 2012 of the SoCalGas union collective bargaining agreement (CBA) covering wages, hours, working conditions and medical and other benefit plans effective January 1, 2012 through September 30, 2015. The amendment resulted in a remeasurement of the SoCalGas other postretirement benefit liability as of February 29, 2012. The effect of this plan change as of December 31, 2012 was a decrease in the recorded liability for other postretirement benefits of $53 million at each of Sempra Energy Consolidated and SoCalGas.

Effective January 1, 2012, the postretirement plans amended in 2011, as discussed below, were amended to effectively reverse the 2011 amendment as the increase in employer contributions was no longer required to maintain grandfathered status under the Patient Protection and Affordable Care Act (PPACA), discussed below, due to a restructuring of benefits provided under the plans. The 2012 amendment resulted in a decrease in the recorded liability for other postretirement benefits of approximately $3 million for Sempra Energy Consolidated, $2 million for SDG&E and $1 million for SoCalGas.

Benefit Plan Amendments Affecting 2011

Effective January 1, 2011, for certain postretirement health plans, the employer contribution was increased to maintain the grandfathered retiree plan status under the PPACA discussed below. This increased the benefit obligation by approximately $4 million for Sempra Energy Consolidated, $2 million for SDG&E and $1 million for SoCalGas.

Benefit Obligations and Assets

The following three tables provide a reconciliation of the changes in the plans' projected benefit obligations and the fair value of assets during 2012 and 2011, and a statement of the funded status at December 31, 2012 and 2011:

PROJECTED BENEFIT OBLIGATION, FAIR VALUE OF ASSETS AND FUNDED STATUS
(Dollars in millions)
	Pension Benefits		Other Postretirement Benefits
Sempra Energy Consolidated	2012	2011	2012	2011
CHANGE IN PROJECTED BENEFIT OBLIGATION:
Net obligation at January 1	$3,406	$3,124	$1,160	$1,139
Service cost	90	83	25	31
Interest cost	162	168	52	65
Plan amendments	8	―	(56)	4
Actuarial loss (gain)	374	224	(25)	(42)
Contributions from plan participants	―	―	15	15
Benefit payments	(217)	(177)	(56)	(59)
Acquisitions	―	20	―	5
Foreign currency adjustments	―	(2)	―	―
Settlements	(19)	(34)	―	―
Federal subsidy (Medicare Part D)	―	―	―	2
Net obligation at December 31	3,804	3,406	1,115	1,160

CHANGE IN PLAN ASSETS:
Fair value of plan assets at January 1	2,332	2,354	778	746
Actual return on plan assets	339	(23)	97	4
Employer contributions	123	212	39	72
Contributions from plan participants	―	―	15	15
Benefit payments	(217)	(177)	(56)	(59)
Settlements	(19)	(34)	―	―
Fair value of plan assets at December 31	2,558	2,332	873	778
Funded status at December 31	$(1,246)	$(1,074)	$(242)	$(382)
Net recorded liability at December 31	$(1,246)	$(1,074)	$(242)	$(382)

PROJECTED BENEFIT OBLIGATION, FAIR VALUE OF ASSETS AND FUNDED STATUS
(Dollars in millions)
	Pension Benefits		Other Postretirement Benefits
SDG&E	2012	2011	2012	2011
CHANGE IN PROJECTED BENEFIT OBLIGATION:
Net obligation at January 1	$981	$949	$182	$175
Service cost	28	28	7	7
Interest cost	45	49	9	10
Plan amendments	1	―	(2)	2
Actuarial loss (gain)	87	27	(5)	(5)
Settlements	―	(1)	―	―
Transfer of liability to other plans	―	(19)	―	(2)
Contributions from plan participants	―	―	6	7
Benefit payments	(75)	(52)	(12)	(12)
Net obligation at December 31	1,067	981	185	182

CHANGE IN PLAN ASSETS:
Fair value of plan assets at January 1	712	713	106	99
Actual return on plan assets	99	(7)	13	(1)
Employer contributions	45	69	13	15
Transfer of assets to other plans	―	(10)	―	(2)
Settlements	―	(1)	―	―
Contributions from plan participants	―	―	6	7
Benefit payments	(75)	(52)	(12)	(12)
Fair value of plan assets at December 31	781	712	126	106
Funded status at December 31	$(286)	$(269)	$(59)	$(76)
Net recorded liability at December 31	$(286)	$(269)	$(59)	$(76)

PROJECTED BENEFIT OBLIGATION, FAIR VALUE OF ASSETS AND FUNDED STATUS
(Dollars in millions)
	Pension Benefits		Other Postretirement Benefits
SoCalGas	2012	2011	2012	2011
CHANGE IN PROJECTED BENEFIT OBLIGATION:
Net obligation at January 1	$2,017	$1,786	$921	$920
Service cost	53	46	16	22
Interest cost	99	99	41	53
Plan amendments	7	―	(54)	1
Actuarial loss (gain)	245	171	(19)	(46)
Contributions from plan participants	―	―	9	9
Benefit payments	(120)	(107)	(41)	(45)
Settlements	(2)	(4)	―	―
Transfer of liability from other plans	―	26	―	5
Federal subsidy (Medicare Part D)	―	―	―	2
Net obligation at December 31	2,299	2,017	873	921

CHANGE IN PLAN ASSETS:
Fair value of plan assets at January 1	1,443	1,456	658	632
Actual return on plan assets	213	(12)	83	4
Employer contributions	47	95	23	55
Transfer of assets from other plans	―	15	―	3
Settlements	(2)	(4)	―	―
Contributions from plan participants	―	―	9	9
Benefit payments	(120)	(107)	(41)	(45)
Fair value of plan assets at December 31	1,581	1,443	732	658
Funded status at December 31	$(718)	$(574)	$(141)	$(263)
Net recorded liability at December 31	$(718)	$(574)	$(141)	$(263)

The actuarial losses for pension plans in 2012 were primarily due to a decrease in the weighted average discount rate and the rate used to convert monthly annuity-type benefits to a lump sum benefit payment.

The actuarial gains for other postretirement plans in 2012 resulted from several factors, including updated census data and actual claims costs, premiums and retiree contributions for 2012, expected gains on 2013 claims costs based on 2013 renewal premium rates, changes in retirement rate assumptions and the move to an Employer Group Waiver Plan (EGWP) for all represented employees of SoCalGas effective February 29, 2012. An EGWP is an alternative means of providing the existing pharmacy benefit, discussed below. The actuarial gains were partially offset by the impact of a lower discount rate for the obligation remeasurement on February 29, 2012 discussed above and a lower discount rate at the December 31, 2012 measurement date.

The actuarial losses for pension plans in 2011 were primarily due to a decrease in the weighted average discount rate and the rate used to convert monthly annuity-type benefits to a lump sum benefit payment.

The actuarial gains for other postretirement plans in 2011 resulted from a decrease in assumed participation rates and claims costs, and the impact of the adoption of the EGWP effective January 1, 2012 for all employees except SoCalGas union employees, partially offset by actuarial losses from a decrease in the weighted average discount rate.

Net Assets and Liabilities

The assets and liabilities of the pension and other postretirement benefit plans are affected by changing market conditions as well as when actual plan experience is different than assumed. Such events result in investment gains and losses, which we defer and recognize in pension and other postretirement benefit costs over a period of years. Sempra Energy Consolidated (except for SDG&E) and SoCalGas use the asset smoothing method for their pension and other postretirement plans. This method develops an asset value that recognizes realized and unrealized investment gains and losses over a three-year period. This adjusted asset value, known as the market-related value of assets, is used in conjunction with an expected long-term rate of return to determine the expected return-on-assets component of net periodic cost. SDG&E does not use the asset smoothing method, but rather recognizes realized and unrealized investment gains and losses during the current year.

The 10-percent corridor accounting method is used at Sempra Energy, SDG&E and SoCalGas. Under the corridor accounting method, if as of the beginning of a year unrecognized net gain or loss exceeds 10 percent of the greater of the projected benefit obligation or the market-related value of plan assets, the excess is amortized over the average remaining service period of active participants. The asset smoothing and 10-percent corridor accounting methods help mitigate volatility of net periodic costs from year to year.

We recognize the overfunded or underfunded status of defined benefit pension and other postretirement plans as assets or liabilities, respectively; unrecognized changes in these assets and/or liabilities are normally recorded in accumulated other comprehensive income (loss) on the balance sheet. The California Utilities and Mobile Gas record regulatory assets and liabilities that offset the funded pension and other postretirement plans' assets or liabilities, as these costs are expected to be recovered in future utility rates based on agreements with regulatory agencies. At Willmut Gas, pension contributions are recovered in rates on a prospective basis, but are not recorded as a regulatory asset pending recovery.

The California Utilities record annual pension and other postretirement net periodic benefit costs equal to the contributions to their plans as authorized by the CPUC. The annual contributions to the pension plans are limited to a minimum required funding amount as determined by the Internal Revenue Service. The annual contributions to the other postretirement plans are equal to the lesser of the maximum tax deductible amount or the net periodic cost calculated in accordance with U.S. GAAP for pension and other postretirement benefit plans. Mobile Gas records annual pension and other postretirement net periodic benefit costs based on an estimate of the net periodic cost at the beginning of the year calculated in accordance with U.S. GAAP for pension and other postretirement benefit plans, as authorized by the Alabama Public Service Commission. Any differences between booked net periodic benefit cost and amounts contributed to the pension and other postretirement plans for the California Utilities are disclosed as regulatory adjustments in accordance with U.S. GAAP for regulated entities.

The net liability is included in the following captions on the Consolidated Balance Sheets at December 31:

	Pension Benefits		Other Postretirement Benefits
(Dollars in millions)	2012	2011	2012		2011
Sempra Energy Consolidated
Current liabilities	$(31)	$(31)		$(1)		$(2)
Noncurrent liabilities	(1,215)	(1,043)		(241)		(380)
Net recorded liability	$(1,246)	$(1,074)		$(242)		$(382)
SDG&E
Current liabilities	$(5)	$(3)	$	―	$	―
Noncurrent liabilities	(281)	(266)		(59)		(76)
Net recorded liability	$(286)	$(269)		$(59)		$(76)
SoCalGas
Current liabilities	$(4)	$(4)	$	―	$	―
Noncurrent liabilities	(714)	(570)		(141)		(263)
Net recorded liability	$(718)	$(574)		$(141)		$(263)

Amounts recorded in Accumulated Other Comprehensive Income (Loss) as of December 31, 2012 and 2011, net of income tax effects and amounts recorded as regulatory assets, are as follows:

AMOUNTS IN ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
(Dollars in millions)
	Pension Benefits		Other Postretirement Benefits
	2012	2011	2012	2011
Sempra Energy Consolidated
Net actuarial loss	$(96)	$(92)	$(6)	$(8)
Prior service credit	1	1	―	―
Total	$(95)	$(91)	$(6)	$(8)
SDG&E
Net actuarial loss	$(12)	$(11)
Prior service credit	1	1
Total	$(11)	$(10)
SoCalGas
Net actuarial loss	$(4)	$(6)
Prior service credit	1	1
Total	$(3)	$(5)

The accumulated benefit obligation for defined benefit pension plans at December 31, 2012 and 2011 was as follows:

	Sempra Energy Consolidated		SDG&E		SoCalGas
(Dollars in millions)	2012	2011	2012	2011	2012	2011
Accumulated benefit obligation	$3,530	$3,176	$1,041	$962	$2,080	$1,845

Sempra Energy has unfunded and funded pension plans. SDG&E and SoCalGas each have an unfunded and a funded pension plan. The following table shows the obligations of funded pension plans with benefit obligations in excess of plan assets as of December 31:

(Dollars in millions)	2012	2011
Sempra Energy Consolidated
Projected benefit obligation	$3,544	$3,150
Accumulated benefit obligation	3,295	2,958
Fair value of plan assets	2,558	2,332
SDG&E
Projected benefit obligation	$1,025	$944
Accumulated benefit obligation	1,003	928
Fair value of plan assets	781	712
SoCalGas
Projected benefit obligation	$2,275	$1,987
Accumulated benefit obligation	2,057	1,818
Fair value of plan assets	1,581	1,443

Net Periodic Benefit Cost, 2010-2012

The following three tables provide the components of net periodic benefit cost and amounts recognized in other comprehensive income for the years ended December 31:

NET PERIODIC BENEFIT COST AND AMOUNTS RECOGNIZED IN OTHER COMPREHENSIVE INCOME
(Dollars in millions)
	Pension Benefits			Other Postretirement Benefits
Sempra Energy Consolidated	2012	2011	2010	2012	2011	2010
Net Periodic Benefit Cost
Service cost	$90	$83	$83	$25	$31	$26
Interest cost	162	168	167	52	65	57
Expected return on assets	(155)	(144)	(143)	(53)	(48)	(46)
Amortization of:
Prior service cost (credit)	3	4	4	(4)	―	(1)
Actuarial loss	47	34	30	12	17	8
Regulatory adjustment	(29)	43	19	7	7	7
Settlement charge	8	13	―	―	―	―
Total net periodic benefit cost	126	201	160	39	72	51

Other Changes in Plan Assets and Benefit Obligations
Recognized in Other Comprehensive Income
Net loss (gain)	19	23	(12)	(6)	7	(1)
Amortization of prior service credit	―	―	―	―	―	1
Amortization of actuarial loss	(9)	(10)	(10)	―	―	―
Total recognized in other comprehensive income	10	13	(22)	(6)	7	―
Total recognized in net periodic benefit cost and other comprehensive income	$136	$214	$138	$33	$79	$51

NET PERIODIC BENEFIT COST AND AMOUNTS RECOGNIZED IN OTHER COMPREHENSIVE INCOME
(Dollars in millions)
	Pension Benefits			Other Postretirement Benefits
SDG&E	2012	2011	2010	2012	2011	2010
Net Periodic Benefit Cost
Service cost	$28	$28	$27	$7	$7	$6
Interest cost	45	49	47	9	10	9
Expected return on assets	(47)	(46)	(40)	(8)	(8)	(5)
Amortization of:
Prior service cost	2	1	1	4	4	4
Actuarial loss	14	9	12	―	―	―
Regulatory adjustment	6	31	13	1	2	2
Settlement charge	1	1	―	―	―	―
Total net periodic benefit cost	49	73	60	13	15	16

Other Changes in Plan Assets and Benefit Obligations
Recognized in Other Comprehensive Income
Net loss	2	1	2	―	―	―
Amortization of actuarial loss	(1)	(1)	(1)	―	―	―
Total recognized in other comprehensive income	1	―	1	―	―	―
Total recognized in net periodic benefit cost and other comprehensive income	$50	$73	$61	$13	$15	$16

NET PERIODIC BENEFIT COST AND AMOUNTS RECOGNIZED IN OTHER COMPREHENSIVE INCOME
(Dollars in millions)
	Pension Benefits			Other Postretirement Benefits
SoCalGas	2012	2011	2010	2012	2011	2010
Net Periodic Benefit Cost
Service cost	$53	$46	$46	$16	$22	$18
Interest cost	99	99	98	41	53	46
Expected return on assets	(96)	(85)	(90)	(44)	(40)	(40)
Amortization of:
Prior service cost (credit)	2	2	2	(7)	(4)	(4)
Actuarial loss	23	17	10	11	17	7
Settlement charge	1	1	―	―	―	―
Regulatory adjustment	(36)	12	6	5	5	5
Total net periodic benefit cost	46	92	72	22	53	32

Other Changes in Plan Assets and Benefit Obligations
Recognized in Other Comprehensive Income
Net loss (gain)	(4)	2	―	―	―	―
Amortization of actuarial loss	(1)	(1)	(1)	―	―	―
Total recognized in other comprehensive income	(5)	1	(1)	―	―	―
Total recognized in net periodic benefit cost and other comprehensive income	$41	$93	$71	$22	$53	$32

The estimated net loss for the pension plans that will be amortized from Accumulated Other Comprehensive Income (Loss) into net periodic benefit cost in 2013 is $11 million for Sempra Energy Consolidated, $1 million at SDG&E and a negligible amount at SoCalGas. Negligible amounts of prior service credit for the pension plans will be similarly amortized in 2013.

The estimated net loss for the PBOP plans that will be amortized from Accumulated Other Comprehensive Income (Loss) into net periodic benefit cost in 2013 is $1 million for Sempra Energy Consolidated.

Negligible amounts of estimated prior service credit for the other postretirement benefit plans will be amortized from Accumulated Other Comprehensive Income (Loss) into net periodic benefit cost in 2013 at Sempra Energy Consolidated.

Patient Protection and Affordable Care Act of 2010

The PPACA was enacted in March 2010. The key aspects of this legislation affecting Sempra Energy's cost of providing retiree medical benefits are

  Availability of subsidies from the Early Retiree Reinsurance Program (ERRP)
  Mandatory coverage for adult children until age 26 beginning in 2011
  Changes to the Prescription Drug Plan and Medicare Advantage programs beginning in 2011 and extending through 2020
  Loss of the tax free status of the Retiree Drug Subsidy (RDS) beginning in 2013
  Availability of coverage through health care exchanges beginning in 2014

  Excise tax on high-cost plans, as defined in the legislation, beginning in 2018

In determining the projected benefit obligation for our other postretirement benefit plans, we took mandatory coverage for adult children, changes to the Prescription Drug Plan and Medicare Advantage programs, and availability of health care exchanges into consideration in the development of future claims costs and health care trend rates as of December 31, 2012 and 2011. Subsidies received through the ERRP are being reflected when received. We measured loss of the tax free status of RDS separately, as we discuss in “Medicare Prescription Drug, Improvement and Modernization Act of 2003” below.

We determined the impact of the excise tax provision separately for each of Sempra Energy's plans. With the exception of SoCalGas' represented employees and Mobile Gas, we provide most of our employer subsidy in the form of a defined dollar benefit. Once the premium exceeds our stated benefit level, the retirees pay the difference between the premium amount and the subsidy. Under this arrangement, our obligation doesn't change with the excise tax, since by 2018 the premium both before and after inclusion of the excise tax will exceed our defined dollar benefit.

SoCalGas' union retirees are provided a subsidy as a percentage of the premium. For those retirees, we estimated an increase in SoCalGas' and Sempra Energy's obligations as of December 31, 2010 for the excise tax. However, it is likely that some retirees will move to less expensive plans as a result of the excise tax and lower Sempra Energy's composite plan cost. The net effect of the increase in obligation from the excise tax, partially offset by the lower composite plan cost, was estimated to be $31 million.

Mobile Gas offers only a pre-age 65 plan. As such, future retirees will only have a limited period when the excise tax may apply. All current retirees will no longer be eligible for benefits once the excise tax is effective in 2018.

Medicare Prescription Drug, Improvement and Modernization Act of 2003

The Medicare Prescription Drug, Improvement and Modernization Act of 2003 establishes a prescription drug benefit under Medicare (Medicare Part D) and a tax-exempt federal subsidy to sponsors of retiree health-care benefit plans that provide a benefit that actuarially is at least equivalent to Medicare Part D. As a result of the ratification of the SoCalGas CBA on March 1, 2012, described above, there was a change in medical plans offered for post-age 65 medical benefits. SoCalGas now administers the Medicare Part D benefit through an EGWP. The EGWP allows a plan sponsor to contract with a Medicare Part D sponsor to receive the benefit of the subsidy through reduced premiums. We have determined that benefits provided to certain participants actuarially will be at least equivalent to Medicare Part D. Due to this election of an EGWP for SoCalGas' represented employees effective February 29, 2012, and the same election for all other employees on January 1, 2012, we are no longer entitled to a tax-exempt subsidy that reduces our accumulated postretirement benefit obligation under our plans and reduces our net periodic cost in future years.

Assumptions for Pension and Other Postretirement Benefit Plans

Benefit Obligation and Net Periodic Benefit Cost

Except for the Chilquinta Energía plans, we develop the discount rate assumptions based on the results of a third party modeling tool that develops the discount rate by matching each plan's expected cash flows to interest rates and expected maturity values of individually selected bonds in a hypothetical portfolio. The model controls the level of accumulated surplus that may result from the selection of bonds based solely on their premium yields by limiting the number of years to look back for selection to 3 years for pre-30-year and 6 years for post-30-year benefit payments. Additionally, the model ensures that an adequate number of bonds are selected in the portfolio by limiting the amount of the plan's benefit payments that can be met by a single bond to 7.5 percent.

We selected individual bonds from a universe of Bloomberg AA-rated bonds which:

  have an outstanding issue of at least $50 million;
  are non-callable (or callable with make whole provisions);
  exclude collateralized bonds; and
  exclude the top and bottom 10 percent of yields to avoid relying on bonds which might be mispriced or misgraded.

  This selection methodology also mitigates the impact of market volatility on the portfolio by excluding bonds with the following characteristics:

  The issuer is on review for downgrade by a major rating agency if the downgrade would eliminate the issuer from the portfolio.
  Recent events have caused significant price volatility to which rating agencies have not reacted.
  Lack of liquidity is causing price quotes to vary significantly from broker to broker.

We believe that this bond selection approach provides the best estimate of discount rates to estimate settlement values for our plans' benefit obligations as required by applicable U.S. GAAP.

We develop the discount rate assumptions for the plans at Chilquinta Energía based on 10-year Chilean government bond yields and the expected local long-term rate of inflation. This method for developing the discount rate is required when there is no deep market for high quality corporate bonds.

Long-term return on assets is based on the weighted-average of the plans' investment allocation as of the measurement date and the expected returns for those asset types.

The significant assumptions affecting benefit obligation and net periodic benefit cost are as follows:

WEIGHTED-AVERAGE ASSUMPTIONS

	Pension Benefits		Other Postretirement Benefits
	2012	2011	2012	2011
WEIGHTED-AVERAGE ASSUMPTIONS USED TO DETERMINE
BENEFIT OBLIGATION AS OF DECEMBER 31:
Discount rate	4.04%	4.95%	4.09%	5.11%
Rate of compensation increase	(1)	(1)	(1)	(1)

WEIGHTED-AVERAGE ASSUMPTIONS USED TO DETERMINE NET
PERIODIC BENEFIT COST FOR YEARS ENDED DECEMBER 31:
Sempra Energy Consolidated
Discount rate	(2)	(3)	(4)	(5)
Expected return on plan assets	7.00%	7.00%	6.96%	6.25%
Rate of compensation increase	(6)	(6)	(1)	(1)
SDG&E
Discount rate	(7)	(7)	5.05%	5.05%
Expected return on plan assets	7.00%	7.00%	6.81%	6.69%
Rate of compensation increase	(8)	(8)	N/A	N/A
SoCalGas
Discount rate	(9)	(9)	5.15%	5.15%
Expected return on plan assets	7.00%	7.00%	7.00%	7.00%
Rate of compensation increase	(6)	(6)	(1)	(1)
(1)	4.50% for nonqualified pension plans and Executive Life plan. Qualified pension and other postretirement benefit plans, excluding the Executive Life plan, use an age-based table. 3.50% to 5.00% for the funded pension plan for SoCalGas' represented participants and 3.50% to 9.50% for all the other funded pension plans' participants using an age-based formula.
(2)	In addition to rates for SDG&E and SoCalGas plans, 4.93% for Mobile Gas pension plan, 4.40% for Directors’ plan, 4.70% for other unfunded plans, and 4.90% for Sempra Energy funded plan.
(3)	In addition to rates for SDG&E and SoCalGas plans, 5.14% for Mobile Gas pension plan, 4.40% for Directors’ plan, 4.70% for other unfunded plans, and 4.90% for Sempra Energy funded plan.
(4)	In addition to rates for SDG&E and SoCalGas plans, 4.10% for the Executive Life Plan, 4.88% for Mobile Gas, and 4.65% for Sempra Energy.
(5)	In addition to rates for SDG&E and SoCalGas plans, 4.10% for the Executive Life Plan, 4.80% for Mobile Gas, and 4.65% for Sempra Energy.
(6)	4.50% for the unfunded pension plans. 3.50% to 5.00% for the funded pension plan for SoCalGas’ represented participants and 3.50% to 8.50% for all the other funded pension plans’ participants using an age-based formula.
(7)	4.70% for the unfunded pension plan. 4.80% for the funded pension plan.
(8)	4.50% for the unfunded pension plan. 3.50% to 8.50% for the funded pension plan using an age-based formula.
(9)	4.70% for the unfunded pension plan. 5.05% for the funded pension plan.

Health Care Cost Trend Rates

Assumed health care cost trend rates have a significant effect on the amounts that we report for the health care plan costs. Following are the health care cost trend rates applicable to our postretirement benefit plans

	2012	2011
ASSUMED HEALTH CARE COST TREND RATES AT DECEMBER 31:
Health care cost trend rate	(1)	10.00%
Rate to which the cost trend rate is assumed to decline (the ultimate trend)	(2)	5.00%
Year that the rate reaches the ultimate trend	2020	2019
(1)	10.00% for pre-65 retirees and 8.25% for retirees aged 65 years and older. For Mobile Gas, the health care cost trend rate is assumed to be 8.00%.
(2)	5.00% for pre-65 retirees and 4.75% for retirees aged 65 years and older. For Mobile Gas, the rate to which the cost trend rate is assumed to decline is assumed to be 5.00%.

A one-percent change in assumed health care cost trend rates would have the following effects:

	Sempra Energy
	Consolidated		SDG&E		SoCalGas
	1%	1%	1%	1%	1%	1%
(Dollars in millions)	Increase	Decrease	Increase	Decrease	Increase	Decrease
Effect on total of service and interest
cost components of net periodic
postretirement health care benefit cost	$8	$(8)	$1	$(1)	$7	$(7)
Effect on the health care component of the
accumulated other postretirement
benefit obligations	$114	$(88)	$9	$(7)	$102	$(78)

Plan Assets

Investment Allocation Strategy for Sempra Energy's Pension Master Trust

Sempra Energy's pension master trust holds the investments for the pension and other postretirement benefit plans. We maintain additional trusts as we discuss below for certain of the California Utilities' other postretirement plans. Other than index weight, the trusts do not invest in securities of Sempra Energy.

The current asset allocation objective for the pension master trust is to protect the funded status of the plans while generating sufficient returns to cover future benefit payments and accruals. We assess the portfolio performance by comparing actual returns with relevant benchmarks. Currently, the pension plans' asset allocations are

  41 percent domestic equity
  27 percent international equity
  5 percent high yield credit
  12 percent intermediate credit
  14 percent long credit
  1 percent cash

  The asset allocation of the plans is reviewed by our Plan Funding Committee and our Pension and Benefits Investment Committee (the Committees) on a regular basis. When evaluating strategic asset allocations, the Committees consider many variables, including:

  long-term cost
  variability and level of contributions
  funded status
  a range of expected outcomes over varying confidence levels

  We maintain allocations at strategic levels with reasonable bands of variance. When asset class exposure reaches a minimum or maximum level, we generally rebalance the portfolio back to target allocations, unless the Committees determine otherwise.

  Rate of Return Assumption

  The expected return on assets in our pension plans and other postretirement benefit plans is based on the weighted-average of the plans' investment allocations to specific asset classes as of the measurement date, except for the assets in the SDG&E other postretirement benefit plan. We arrive at a 7.0 percent expected return on assets by considering both the historical and forecasted long-term rates of return on those asset classes. The forecasts are developed using a build-up method that considers real risk-free interest rates, inflation rates and asset class specific risk premiums. We expect a return of between 7.0 percent and 10.0 percent on equity securities and between 3.0 percent and 6.0 percent for fixed-income securities.

  The expected return on assets in the SDG&E other postretirement benefit plan is based on the weighted-average of the expected return on plan assets held in the Voluntary Employee Beneficiary Association (VEBA) trusts designated for non-collectively bargained benefits and the expected return on plan assets held in all other trusts. The expected return on assets in the VEBA trusts is based on the weighted-average of the expected return on equity securities, as described above, and a 4.0 percent expected return on fixed income securities, which are all invested in tax-exempt municipal bonds.

  Concentration of Risk

  Plan assets are fully diversified across global equity and bond markets, and other than what is indicated by the target asset allocations, contain no concentration of risk in any one economic, industry, maturity or geographic sector.

  Investment Strategy for SoCalGas' Other Postretirement Benefit Plans

  SoCalGas' other postretirement benefit plans are funded by cash contributions from SoCalGas and current retirees. The assets of these plans are placed in the pension master trust and other VEBA trusts, as we detail below. The assets in the VEBA trusts are invested at an allocation identical to the pension master trust, 70 percent equities/30 percent fixed income, using primarily index funds. This allocation has been formulated to best suit the long-term nature of the obligations.

  Investment Strategy for SDG&E's Other Postretirement Benefit Plan

  SDG&E's postretirement health plans are funded by cash contributions from SDG&E and current retirees. The assets are placed in the pension master trust and the collectively bargained VEBA trust. Assets in the pension master trust are invested according to the pension master trust's asset allocation as detailed above. Assets in the VEBA trust for non-collectively bargained postretirement health and welfare benefit plans are taxable and therefore have a different asset allocation strategy. These assets are invested with a target asset allocation of 70 percent equities/30 percent fixed income, with a large portion of the bond portfolio placed in actively managed tax-exempt municipal bonds. The equity portfolio is indexed.

  Fair Value of Pension and Other Postretirement Benefit Plan Assets

  We classify the investments in Sempra Energy's pension master trust and the trusts for the California Utilities' other postretirement benefit plans into:

  Level 1, for securities valued using quoted prices from active markets for identical assets;
  Level 2, for securities not traded on an active market but for which observable market inputs are readily available; and
  Level 3, for securities and investments valued based on significant unobservable inputs. Investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

The following are descriptions of the valuation methods and assumptions we use to estimate the fair values of investments held by pension and other postretirement benefit plan trusts.

Equity Securities — Equity securities are valued using quoted prices listed on nationally recognized securities exchanges.

Fixed Income Securities — Certain fixed income securities are valued at the closing price reported in the active market in which the security is traded. Other fixed income securities are valued based on yields currently available on comparable securities of issuers with similar credit ratings. When quoted prices are not available for identical or similar securities, the security is valued under a discounted cash flows approach that maximizes observable inputs, such as current yields of similar instruments, but includes adjustments for certain risks that may not be observable, such as credit and liquidity risks.

Registered Investment Companies — Investments in mutual funds sponsored by a registered investment company are valued based on exchange listed prices.

Common/Collective Trusts — Investments in common/collective trust funds are valued based on the redemption price of units owned, which is based on the current fair value of the funds' underlying assets.

Private Equity Funds — Investments in private equity funds do not trade in active markets. Fair value is determined by the fund managers, based upon their review of the underlying investments as well as their utilization of discounted cash flows and other valuation models.

Real Estate — Real estate investments are valued on the basis of a discounted cash flows approach, which includes the future rental receipts, expenses, and residual values for the highest and best use of the real estate from a market participant view as rental property.

The methods described are intended to produce a fair value calculation that is indicative of net realizable value or reflective of future fair values. However, while management believes the valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

We provide more discussion of fair value measurements in Notes 1, 2 and 11. The following tables set forth by level within the fair value hierarchy a summary of the investments in our pension and other postretirement benefit plan trusts measured at fair value on a recurring basis.

The fair values of our pension plan assets by asset category are as follows:

FAIR VALUE MEASUREMENTS — SEMPRA ENERGY CONSOLIDATED
(Dollars in millions)
	At fair value as of December 31, 2012
PENSION PLANS - INVESTMENT ASSETS	Level 1	Level 2	Level 3	Total
SDG&E (see table below)	$530	$241	$6	$777
SoCalGas (see table below)	1,074	485	13	1,572
Other Sempra Energy
Equity securities:
Domestic(1)	77	―	―	77
Foreign	54	―	―	54
Registered investment companies	2	―	―	2
Fixed income securities:
Domestic municipal bonds	―	3	―	3
Foreign government bonds	―	5	―	5
Domestic corporate bonds(2)	―	37	―	37
Foreign corporate bonds	―	13	―	13
Common/collective trusts(3)	―	2	―	2
Other types of investments:
Private equity funds(4) (stated at net asset value)	―	―	2	2
Total other Sempra Energy(5)	133	60	2	195
Total Sempra Energy Consolidated(6)	$1,737	$786	$21	$2,544

	At fair value as of December 31, 2011
PENSION PLANS - INVESTMENT ASSETS	Level 1	Level 2	Level 3	Total
SDG&E (see table below)	$466	$244	$7	$717
SoCalGas (see table below)	919	484	15	1,418
Other Sempra Energy
Equity securities:
Domestic(1)	72	―	―	72
Foreign	45	―	―	45
Foreign preferred	1	―	―	1
Registered investment companies	1	―	―	1
Fixed income securities:
Domestic municipal bonds	―	2	―	2
Foreign government bonds	―	5	―	5
Domestic corporate bonds(2)	―	36	―	36
Foreign corporate bonds	―	12	―	12
Common/collective trusts(3)	―	6	―	6
Other types of investments:
Private equity funds(4) (stated at net asset value)	1	―	2	3
Total other Sempra Energy(7)	120	61	2	183
Total Sempra Energy Consolidated(6)	$1,505	$789	$24	$2,318
(1)	Investments in common stock of domestic corporations.
(2)	Bonds of U.S. issuers from diverse industries, primarily investment-grade.
(3)	Investments in common/collective trusts held in Sempra Energy’s Pension Master Trust.
(4)	Investments in venture capital and real estate funds.
(5)	Excludes cash and cash equivalents of $1 million.
(6)	Excludes cash and cash equivalents of $14 million at both December 31, 2012 and 2011.
(7)	Excludes cash and cash equivalents of $1 million and transfers payable to other plans of $7 million.

FAIR VALUE MEASUREMENTS — SDG&E
(Dollars in millions)
	At fair value as of December 31, 2012
PENSION PLANS - INVESTMENT ASSETS	Level 1		Level 2		Level 3	Total
Equity securities:
Domestic(1)	$307	$	―	$	―	$307
Foreign	215		―		―	215
Foreign preferred	2		―		―	2
Registered investment companies	6		―		―	6
Fixed income securities:
Domestic municipal bonds	―		12		―	12
Foreign government bonds	―		22		―	22
Domestic corporate bonds(2)	―		147		―	147
Foreign corporate bonds	―		52		―	52
Common/collective trusts(3)	―		8		―	8
Other types of investments:
Private equity funds(4) (stated at net asset value)	―		―		6	6
Total investment assets(5)	$530		$241		$6	$777

	At fair value as of December 31, 2011
PENSION PLANS - INVESTMENT ASSETS	Level 1		Level 2		Level 3	Total
Equity securities:
Domestic(1)	$283	$	―	$	―	$283
Foreign	178		―		―	178
Foreign preferred	1		―		―	1
Registered investment companies	4		―		―	4
Fixed income securities:
Domestic municipal bonds	―		9		―	9
Foreign government bonds	―		25		―	25
Domestic corporate bonds(2)	―		139		―	139
Foreign corporate bonds	―		48		―	48
Common/collective trusts(3)	―		23		―	23
Other types of investments:
Private equity funds(4) (stated at net asset value)	―		―		7	7
Total investment assets(6)	$466		$244		$7	$717
(1)	Investments in common stock of domestic corporations.
(2)	Bonds of U.S. issuers from diverse industries, primarily investment-grade.
(3)	Investments in common/collective trusts held in Sempra Energy’s Pension Master Trust.
(4)	Investments in venture capital and real estate funds.
(5)	Excludes cash and cash equivalents of $4 million.
(6)	Excludes cash and cash equivalents of $4 million and transfers payable to other plans of $9 million.

FAIR VALUE MEASUREMENTS — SOCALGAS
(Dollars in millions)
	At fair value as of December 31, 2012
PENSION PLANS - INVESTMENT ASSETS	Level 1		Level 2		Level 3	Total
Equity securities:
Domestic(1)	$622	$	―	$	―	$622
Foreign	436		―		―	436
Foreign preferred	4		―		―	4
Registered investment companies	12		―		―	12
Fixed income securities:
Domestic municipal bonds	―		24		―	24
Foreign government bonds	―		44		―	44
Domestic corporate bonds(2)	―		297		―	297
Foreign corporate bonds	―		105		―	105
Common/collective trusts(3)	―		15		―	15
Other types of investments:
Private equity funds(4) (stated at net asset value)			―		13	13
Total investment assets(5)	$1,074		$485		$13	$1,572

	At fair value as of December 31, 2011
PENSION PLANS - INVESTMENT ASSETS	Level 1		Level 2		Level 3	Total
Equity securities:
Domestic(1)	$558	$	―	$	―	$558
Foreign	351		―		―	351
Foreign preferred	1		―		―	1
Registered investment companies	8		―		―	8
Fixed income securities:
Domestic municipal bonds	―		18		―	18
Foreign government bonds	―		49		―	49
Domestic corporate bonds(2)	―		275		―	275
Foreign corporate bonds	―		96		―	96
Common/collective trusts(3)	―		46		―	46
Other types of investments:
Private equity funds(4) (stated at net asset value)	1		―		15	16
Total investment assets(6)	$919		$484		$15	$1,418
(1)	Investments in common stock of domestic corporations.
(2)	Bonds of U.S. issuers from diverse industries, primarily investment-grade.
(3)	Investments in common/collective trusts held in Sempra Energy’s Pension Master Trust.
(4)	Investments in venture capital and real estate funds.
(5)	Excludes cash and cash equivalents of $9 million.
(6)	Excludes cash and cash equivalents of $9 million and transfers receivable from other plans of $16 million.

The fair values by asset category of the postretirement benefit plan assets held in the pension master trust and in the additional trusts for SoCalGas' postretirement benefit plans and SDG&E's postretirement benefit plans (PBOP plan trusts) are as follows:

FAIR VALUE MEASUREMENTS — SEMPRA ENERGY CONSOLIDATED
(Dollars in millions)
	At fair value as of December 31, 2012
OTHER POSTRETIREMENT BENEFIT PLANS - INVESTMENT ASSETS	Level 1	Level 2	Level 3	Total
SDG&E (see table below)	$87	$38	$1	$126
SoCalGas (see table below)	213	514	2	729
Other Sempra Energy
Equity securities:
Domestic(1)	5	―	―	5
Foreign	1	―	―	1
Foreign preferred	1	―	―	1
Registered investment companies	3	1	―	4
Fixed income securities:
Domestic corporate bonds(2)	―	2	―	2
Foreign government bonds	―	1	―	1
Foreign corporate bonds	―	1	―	1
Total other Sempra Energy	10	5	―	15
Total Sempra Energy Consolidated(3)	$310	$557	$3	$870

	At fair value as of December 31, 2011
OTHER POSTRETIREMENT BENEFIT PLANS - INVESTMENT ASSETS	Level 1	Level 2	Level 3	Total
SDG&E (see table below)	$47	$24	$1	$72
SoCalGas (see table below)	176	390	3	569
Other Sempra Energy
Equity securities:
Domestic(1)	6	―	―	6
Foreign	3	―	―	3
Fixed income securities:
Domestic corporate bonds(2)	―	4	―	4
Foreign government bonds	―	1	―	1
Foreign corporate bonds	―	1	―	1
Total other Sempra Energy(4)	9	6	―	15
Total Sempra Energy Consolidated(5)	$232	$420	$4	$656
(1)	Investments in common stock of domestic corporations.
(2)	Bonds of U.S. issuers from diverse industries, primarily investment-grade.
(3)	Excludes cash and cash equivalents of $3 million, all of which is held in SoCalGas PBOP plan trusts.
(4)	Excludes transfers payable to other plans of $1 million.
(5)	Excludes cash and cash equivalents of $122 million, $86 million and $36 million of which is held in SoCalGas and SDG&E
PBOP plan trusts, respectively.

FAIR VALUE MEASUREMENTS — SDG&E
(Dollars in millions)
	At fair value as of December 31, 2012
OTHER POSTRETIREMENT BENEFIT PLANS - INVESTMENT ASSETS	Level 1		Level 2		Level 3	Total
Equity securities:
Domestic(1)	$32	$	―	$	―	$32
Foreign	23		―		―	23
Registered investment companies	32		―		―	32
Fixed income securities:
Domestic municipal bonds(2)	―		3		―	3
Domestic corporate bonds(3)	―		15		―	15
Foreign government bonds	―		2		―	2
Foreign corporate bonds	―		5		―	5
Common/collective trusts(4)	―		1		―	1
Registered investment companies	―		12		―	12
Other types of investments:
Private equity funds(5) (stated at net asset value)	―		―		1	1
Total investment assets	$87		$38		$1	$126

	At fair value as of December 31, 2011
OTHER POSTRETIREMENT BENEFIT PLANS - INVESTMENT ASSETS	Level 1		Level 2		Level 3	Total
Equity securities:
Domestic(1)	$24	$	―	$	―	$24
Foreign	16		―		―	16
Registered investment companies	7		―		―	7
Fixed income securities:
Domestic municipal bonds(2)	―		4		―	4
Domestic corporate bonds(3)	―		12		―	12
Foreign government bonds	―		2		―	2
Foreign corporate bonds	―		4		―	4
Common/collective trusts(4)	―		2		―	2
Other types of investments:
Private equity funds(5) (stated at net asset value)	―		―		1	1
Total investment assets(6)	$47		$24		$1	$72
(1)	Investments in common stock of domestic corporations.
(2)	Bonds of California municipalities held in SDG&E PBOP plan trusts.
(3)	Bonds of U.S. issuers from diverse industries, primarily investment-grade.
(4) Investment in common/collective trusts held in PBOP plan VEBA trusts.
(5)	Investments in venture capital and real estate funds.
(6)	Excludes cash and cash equivalents of $36 million, all of which is held in SDG&E PBOP plan trusts, and transfers payable to other plans of $2 million.

FAIR VALUE MEASUREMENTS — SOCALGAS
(Dollars in millions)
	At fair value as of December 31, 2012
OTHER POSTRETIREMENT BENEFIT PLANS - INVESTMENT ASSETS	Level 1		Level 2		Level 3	Total
Equity securities:
Domestic(1)	$118	$	―	$	―	$118
Foreign	84		―		―	84
Registered investment companies	11		―		―	11
Broad market funds	―		316		―	316
Fixed income securities:
Domestic municipal bonds	―		5		―	5
Domestic corporate bonds(2)	―		57		―	57
Foreign government bonds	―		8		―	8
Foreign corporate bonds	―		20		―	20
Common/collective trusts(3)	―		107		―	107
Registered investment companies	―		1		―	1
Other types of investments:
Private equity funds(4) (stated at net asset value)	―		―		2	2
Total investment assets(5)	$213		$514		$2	$729

	At fair value as of December 31, 2011
OTHER POSTRETIREMENT BENEFIT PLANS - INVESTMENT ASSETS	Level 1		Level 2		Level 3	Total
Equity securities:
Domestic(1)	$107	$	―	$	―	$107
Foreign	67		―		―	67
Registered investment companies	2		―		―	2
Fixed income securities:
Domestic municipal bonds	―		3		―	3
Foreign government bonds	―		9		―	9
Domestic corporate bonds(2)	―		52		―	52
Foreign corporate bonds	―		18		―	18
Common/collective trusts(3)	―		308		―	308
Other types of investments:
Private equity funds(4) (stated at net asset value)	―		―		3	3
Total investment assets(6)	$176		$390		$3	$569
(1)	Investments in common stock of domestic corporations.
(2)	Bonds of U.S. issuers from diverse industries, primarily investment-grade.
(3)	Investments in common/collective trusts held in PBOP plan VEBA trusts.
(4)	Investments in venture capital and real estate funds.
(5)	Excludes cash and cash equivalents of $3 million, all of which is held in SoCalGas PBOP plan trusts.
(6)	Excludes cash and cash equivalents of $86 million, all of which is held in SoCalGas PBOP plan trusts, and transfers receivable from other plans of $3 million.

The investments of the pension master trust allocated to the pension and postretirement benefit plans classified as Level 3 are private equity funds and represent a percentage of each plan's total allocated assets as follows at December 31:

	Private Equity Funds
	2012				2011
(Dollars in millions)	SDG&E	SoCalGas	All Other	Sempra Energy Consolidated	SDG&E	SoCalGas	All Other	Sempra Energy Consolidated
PENSION PLANS
Total Level 3 investment assets	$6	$13	$2	$21	$7	$15	$2	$24
Percentage of total investment assets	1%	1%	1%	1%	1%	1%	-%	1%
OTHER POSTRETIREMENT BENEFIT PLANS
Total Level 3 investment assets	$1	$2	$-	$3	$1	$3	$-	$4
Percentage of total investment assets	1%	-%	-%	-%	1%	-%	-%	1%

The following table provides a reconciliation of changes in the fair value of investments classified as Level 3:

LEVEL 3 RECONCILIATIONS
(Dollars in millions)
	Private Equity Funds
	SDG&E	SoCalGas		All Other	Sempra Energy Consolidated
PENSION PLANS
Balance as of January 1, 2011	$8	$17		$2	$27
Realized gains	1	1		―	2
Purchases	―	1		―	1
Sales	(2)	(4)		―	(6)
Balance as of December 31, 2011	7	15		2	24
Unrealized gains	2	4		―	6
Sales	(3)	(6)		―	(9)
Balance as of December 31, 2012	$6	$13		$2	$21
OTHER POSTRETIREMENT BENEFIT PLANS
Balance as of January 1, 2011	$1	$4	$	―	$5
Sales	―	(1)		―	(1)
Balance as of December 31, 2011	1	3		―	4
Sales	―	(1)		―	(1)
Balance as of December 31, 2012	$1	$2	$	―	$3

Derivative Financial Instruments

In accordance with the Sempra Energy pension investment guidelines, derivative financial instruments are used by the pension master trust's equity and fixed income portfolio investment managers. Equity index future contracts are typically used to equitize cash. Foreign currency exchange transactions are used primarily to purchase foreign currency denominated shares or to hedge underlying exposure to foreign currency. Fixed income futures and options may be used as substitutes for certain types of fixed income securities.

Future Payments

We expect to contribute the following amounts to our pension and other postretirement benefit plans in 2013:

	Sempra Energy
(Dollars in millions)	Consolidated	SDG&E	SoCalGas
Pension plans	$154	$57	$69
Other postretirement benefit plans	27	11	11

The following table shows the total benefits we expect to pay for the next 10 years to current employees and retirees from the plans or from company assets.

	Sempra Energy Consolidated		SDG&E		SoCalGas
		Other		Other		Other
	Pension	Postretirement	Pension	Postretirement	Pension	Postretirement
(Dollars in millions)	Benefits	Benefits	Benefits	Benefits	Benefits	Benefits
2013	$318	$46	$92	$6	$190	$35
2014	315	48	92	7	194	38
2015	315	53	91	8	192	41
2016	319	56	87	9	195	45
2017	312	61	84	10	191	48
2018-2022	1,411	345	392	57	835	264

PROFIT SHARING PLANS

Under Chilean law, Chilquinta Energía is required to pay all employees either (1) 30 percent of Chilquinta Energía's taxable income after deducting a 10 percent return on equity, allocated in proportion to the annual salary of each employee or (2) 25 percent of each employee's annual salary, with a maximum mandatory profit sharing of 4.75 months of Chile's legal minimum salary. Chilquinta Energía has elected the second option but calculates the profit sharing amounts with actual employee salaries instead of the legal minimum salary, resulting in a higher cost. The amounts are paid out each pay period. Chilquinta Energía recorded annual profit sharing expense of $6 million for 2012 and $5 million for 2011 related to this plan.

Under Peruvian law, Luz del Sur is required to pay their employees 5 percent of Luz del Sur's taxable income, paid once a year and allocated as follows: 50 percent based on each employee's annual hours worked and 50 percent based on each employee's annual salary. Luz del Sur recorded annual profit sharing expense of $10 million for 2012 and $9 million for 2011 related to this plan.

SAVINGS PLANS

Sempra Energy offers trusteed savings plans to all domestic employees. Participation in the plans is immediate for salary deferrals for all employees except for the represented employees at SoCalGas, who are eligible upon completion of one year of service. Subject to plan provisions, employees may contribute from one percent to 50 percent of their regular earnings, subject to annual IRS limits, when they begin employment. After one year of the employee's completed service, Sempra Energy makes matching contributions. Employer contribution amounts and methodology vary by plan, but generally the contributions are equal to 50 percent of the first 6 percent of eligible base salary contributed by employees and, if certain company goals are met, an additional amount related to incentive compensation payments.

As of September 1, 2012 for the Sempra, SDG&E and Mobile Gas savings plans and October 1, 2012 for the SoCalGas savings plan, employer contributions are invested based upon each employee's investment elections in effect at the time of contribution. Prior to that, employer contributions were initially invested in Sempra Energy common stock, but the employee could transfer the contribution to other investments. Contributions are invested in Sempra Energy common stock, mutual funds and/or institutional trusts. Prior to the termination of the ESOP discussed below, employer contributions for substantially all plans were partially funded by the ESOP.

Contributions to the savings plans were as follows:

(Dollars in millions)	2012	2011	2010
Sempra Energy Consolidated	$34	$32	$31
SDG&E	16	14	14
SoCalGas	15	14	13

The market value of Sempra Energy common stock held by the savings plans was $1.1 billion and $883 million at December 31, 2012 and 2011, respectively.

Employee Stock Ownership Plan (ESOP)

Sempra Energy terminated the ESOP effective June 30, 2012, as all ESOP debt was paid and all shares were released from the ESOP Trust as of that date. Prior to the plan's termination all contributions to the ESOP Trust (Trust) were made by Sempra Energy; there were no contributions made by the participants. The Trust was used to fund part of the retirement savings plan described above. As Sempra Energy made contributions, the ESOP debt service was paid and shares were released in proportion to the total expected debt service. We charged compensation expense and credited equity for the market value of the released shares. Dividends on unallocated shares were used to pay debt service and were applied against the liability. The shares held by the Trust were unallocated and consisted of 0.2 million shares of Sempra Energy common stock with a fair value of $8 million at December 31, 2011.

ESOP debt was paid down by a total of $57 million during the last three years when 868,173 shares of Sempra Energy common stock were released from the Trust in order to fund employer contributions to the Sempra Energy savings plan trust. Interest on the ESOP debt was a negligible amount in 2012 and 2011, and $2 million in 2010. Dividends used for debt service consisted of a negligible amount in 2012, and $1 million in each of 2011 and 2010.